Convertible Debt - Related Parties	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
CONVERTIBLE DEBT - RELATED PARTIES

NOTE 9 – CONVERTIBLE DEBT – RELATED PARTIES

2009 Convertible Notes:

On November 18, 2009, the Company issued convertible promissory notes to two of its minority shareholders, for a total of $600,000. The notes bore interest at 15% per annum. Interest-only was payable in equal monthly installments of $7,500. The notes were convertible at a rate of $0.70 per share. The Company failed to repay the notes in full on the November 30, 2012 through the 2017 maturity dates, so the Company was required to issue an additional 300,000 shares of common stock to these debt holders in each of those years. In 2014, 2015, 2016, and 2017, the annual issuance of shares of common stock was valued at an estimated $0.04 (total $12,000) each and was accounted for as financing expense.

The Company failed to repay the notes on the November 2018 maturity date. During the year ended December 31, 2018, the Company issued shares of common stock valued at $0.40 per share based on the cash price of common stock sales during 2018 which was recognized as financing expense. The due date of the note was extended to May 31, 2019. Interest had not been paid since November 2014. Per the terms of the notes, interest on these notes is not convertible to common stock.

On February 28, 2018, the notes were amended changing the interest rate from 15% to 10% effective March 1, 2018 and allowing for accrued interest to be payable in full on May 31, 2019. The amendment further waived the default provision in the notes for past due interest. In addition, as part of the agreement, the convertible feature of the notes was removed.

2016 Convertible Notes:

On October 14, 2016, the Company issued additional convertible promissory notes to the convertible debt holders for a total of $250,000. The notes bore interest at 10% per annum and were due in full on September 30, 2018. The notes were convertible at a rate of $0.25 per share. These notes were amended in February 2018 to extend the due date of the notes and the accrued interest to May 31, 2019. Interest on these notes is convertible to common stock.

2017 Convertible Notes:

On August 7, 2017, the convertible debt holders agreed to fund up to an additional aggregate of $500,000 under terms similar to existing convertible debt agreements. At December 31, 2017, $428,000 of these funds had been advanced. The remaining $72,000 was advanced in 2018 with the final advance on February 9, 2018. On February 28, 2018, these notes were amended to postpone the maturity date and interest payment date to May 31, 2019.

Accrued interest payable to related parties on the above convertible notes payable was nil and $456,750 at December 31, 2019 and 2018, respectively. Interest expense recognized on these loans was $31,412 and $139,314 for the years ended December 31, 2019 and 2018.

All of these notes were paid in full, including accrued interest, on March 7, 2019 with funds received under the Purchase Agreement.